Segment Information (Details) - Schedule of Reportable Business Segments - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenues
Revenues	$ 5,212,056	$ 5,152,192	$ 16,222,388	$ 15,370,224	$ 21,513,474	$ 19,286,964
Costs of revenues
Costs of revenues	5,370,074	5,290,633	16,287,317	16,162,557	22,174,870	19,369,286
Gross profit (loss)
Gross profit (loss)	(158,018)	(138,441)	(64,929)	(792,333)	(661,396)	(82,322)
Operating expenses
Operating expenses	1,054,783	$ 1,516,050	3,090,731	$ 4,659,503	10,480,928	850,082
Other expense
Other expense	3,057		6,345		703,333	4,442
Net income (loss)
Net income (loss)	(1,209,744)		(3,149,315)		(11,845,657)	(936,846)
Amortization
Amortization	592,892		1,778,675		2,690,617	469,286
General Support Services [Member]
Revenues
Revenues	4,800,000		14,400,000		19,200,000	19,200,000
Costs of revenues
Costs of revenues	4,675,000		14,125,000		18,900,000	18,900,000
Gross profit (loss)
Gross profit (loss)	125,000		275,000		300,000	300,000
Net income (loss)
Net income (loss)	125,000		275,000		300,000	300,000
Financial Services [Member]
Revenues
Revenues	412,056		1,822,388		2,313,474	86,964
Costs of revenues
Costs of revenues	695,074		2,162,317		3,274,870	469,286
Gross profit (loss)
Gross profit (loss)	(283,018)		(339,929)		(961,396)	(382,322)
Operating expenses
Operating expenses	558,228		1,595,955		1,808,399	376,955
Other expense
Other expense	3,057		6,345		12,792	272
Net income (loss)
Net income (loss)	(838,189)		(1,929,539)		(2,782,587)	(759,549)
Amortization
Amortization	$ 591,955		$ 1,775,865		2,687,808	469,286
Corporate/Other [Member]
Operating expenses
Operating expenses					8,672,529	473,127
Other expense
Other expense					690,541	4,170
Net income (loss)
Net income (loss)					(9,363,070)	(477,297)
Amortization
Amortization					$ 2,809